Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net income	$ 4,481	$ 4,153
Other Comprehensive (Loss) Income
Unrealized holding (losses) gains on debt securities available-for-sale, net of income taxes of ($175) and $824, respectively	(655)	3,102
Reclassification adjustment for losses on available-for- sale securities included in net income, net of income taxes of $-0- and $84, respectively	0	315
Other comprehensive (loss) income	(655)	3,417
Total Comprehensive Income	$ 3,826	$ 7,570